Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023	Mar. 31, 2023	Dec. 31, 2021	Mar. 27, 2023	Feb. 03, 2023	Dec. 31, 2022	Nov. 09, 2022
Warrants
Number of warrants to purchase shares issued	985,278		985,278		10,000,000	985,278	316,250
Exercise of warrants (in shares)	594,309	594,309	691,453
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 9.91		$ 4.56			$ 3.36	$ 0.0575
Derivative warrant liabilities	$ 5,890
Number of warrants outstanding	12,574,200
Minimum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 3.36		3.36			3.36
Maximum
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	4.56		$ 4.56			$ 4.56
AM SAFE Warrant
Warrants
Number of warrants to purchase shares issued		300,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 10.00	$ 10.00
Derivative warrant liabilities		$ 1,800
Shortfall Warrants
Warrants
Number of warrants to purchase shares issued					4,083,486
Derivative warrant liabilities				$ 5,104
Price of warrant (in usd per warrant)				$ 10.00
Shortfall Warrants | ACM
Warrants
Warrants issued (in shares)				2,073,486
Shortfall Warrants | Vellar Opportunity Fund SPV LLC - Series 10
Warrants
Warrants issued (in shares)				2,010,000
Public Warrants and Private Placement
Warrants
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 11.50
Price of warrant (in usd per warrant)		$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants		30 days
Threshold period for filling registration statement after business combination		5 years
Public Warrants and Private Placement | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Redemption price per public warrant (in dollars per share)		$ 0.01
Redemption period		30 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Stock Price Trigger		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Minimum threshold written notice period for redemption of public warrants		30 days
Public Warrants
Warrants
Number of warrants outstanding	7,499,924	7,499,924
Private placement warrants
Warrants
Number of warrants outstanding	4,774,276	4,774,276